REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	$ 164,391	$ 159,859
Receivables from contracts with customers	10,100	8,900	$ 8,600
Liabilities from contracts with customers	0	0	$ 0
Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	62,827	74,525
Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	101,564	85,334
Variable annuities and other insurance commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	100,434	102,218
Variable annuities and other insurance commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	40,852	52,209
Variable annuities and other insurance commissions | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	59,582	50,009
Mutual fund commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	21,134	19,022
Mutual fund commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	4,204	5,422
Mutual fund commissions | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	16,930	13,600
Securities commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	11,788	10,810
Securities commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	11,788	10,810
Alternative investments
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	6,096	6,141
Alternative investments | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	5,983	6,084
Alternative investments | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	113	57
Advisory fees
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	24,939	21,668
Advisory fees | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	$ 24,939	$ 21,668